Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated May 25, 2022
to
Prospectus dated May 1, 2022
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
II.  FEES AND EXPENSES CHANGES FOR THE MEDIUM-DURATION BOND FUND
Under the heading “Fees and Expenses” for the MDBF, on page 77, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.33%	0.33%
Other expenses	0.05%	0.31%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.39%	0.65%
(1)
The management fee has been restated to reflect the estimated management fee for the current fiscal year.
Under the heading “Fees and Expenses” for the MDBF, on page 77, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$40	$66
3 Years	$125	$208
5 Years	$219	$362
10 Years	$493	$810
IV.  FEES AND EXPENSES CHANGES FOR THE GROWTH EQUITY FUND
Under the heading “Fees and Expenses” for the Growth Equity Fund (“GEF”), on page 131, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.62%	0.62%
Other expenses	0.03%	0.29%
Total annual Fund operating expenses	0.65%	0.91%
(1)
The management fee has been restated to reflect the estimated management fee for the current fiscal year.
Under the heading “Fees and Expenses” for the GEF, on page 131, the Expense Example table is deleted in its entirety and replaced with the following :
	Institutional Class	Investor Class
1 Year	$66	$93
3 Years	$208	$290
5 Years	$362	$504
10 Years	$810	$1,120

MEDIUM-DURATION BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated May 25, 2022
to
Prospectus dated May 1, 2022
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
II.  FEES AND EXPENSES CHANGES FOR THE MEDIUM-DURATION BOND FUND
Under the heading “Fees and Expenses” for the MDBF, on page 77, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.33%	0.33%
Other expenses	0.05%	0.31%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.39%	0.65%
(1)
The management fee has been restated to reflect the estimated management fee for the current fiscal year.
Under the heading “Fees and Expenses” for the MDBF, on page 77, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$40	$66
3 Years	$125	$208
5 Years	$219	$362
10 Years	$493	$810

GROWTH EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated May 25, 2022
to
Prospectus dated May 1, 2022
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
IV.  FEES AND EXPENSES CHANGES FOR THE GROWTH EQUITY FUND
Under the heading “Fees and Expenses” for the Growth Equity Fund (“GEF”), on page 131, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.62%	0.62%
Other expenses	0.03%	0.29%
Total annual Fund operating expenses	0.65%	0.91%
(1)
The management fee has been restated to reflect the estimated management fee for the current fiscal year.
Under the heading “Fees and Expenses” for the GEF, on page 131, the Expense Example table is deleted in its entirety and replaced with the following :
	Institutional Class	Investor Class
1 Year	$66	$93
3 Years	$208	$290
5 Years	$362	$504
10 Years	$810	$1,120